Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 30, 2020 USD ($) employee $ / shares shares	Sep. 29, 2020 shares	May 31, 2020	Mar. 31, 2017	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $					$ 11,530	$ 21	$ 91,500	$ 135	$ 207
Weighted-average recognition period for unrecognized compensation cost related to stock options | $							62,900	$ 700
RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $							$ 0
RSUs (non-vested)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock-based compensation expense | $	$ 77,500
Unrecognized compensation cost related to stock options					2 years 6 months
Awards issued (in shares)					1,372,632		3,340,173	4,329,925
Number of awards applicable to liquidity event vesting condition (in shares)	11,800,000
Number of employees holding shares applicable to liquidity event vesting condition | employee	330
Fair value of re-measured awards (in USD per share) | $ / shares	$ 12.23						$ 12.23
Fair value of re-measured awards | $	$ 144,400
PRSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Awards issued (in shares)					0		1,101,683
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options					2 years 8 months 12 days		3 years 3 months	5 months 26 days
2020 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		27,733,888			36,738,678
Percent of the number of shares of its common stock outstanding reserved for issuance		16.00%
Percent increase in shares that may be issued		5.00%
Increase in the number of shares that may be issued (in shares)		10,000,000
2020 Equity Plan | RSUs (non-vested)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
2020 Equity Plan | RSUs (non-vested) | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Vesting period				1 year
2020 Equity Plan | RSUs (non-vested) | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
2020 Equity Plan | Earnout RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards issued (in shares)							187,861
Service condition period							6 months
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		3,492,097
2020 ESPP | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		3,492,097			5,293,055
Percent increase in shares that may be issued		1.00%
Increase in the number of shares that may be issued (in shares)		2,500,000
Period over which increase in shares that may be issued occurs		20 years
2007 Stock Plan | RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees receiving RSA grants | employee										2
Expiration period										10 years
2016 Stock Plan | RSUs (non-vested)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period							7 years
Vesting period							7 years
2016 Stock Plan | RSUs (non-vested) | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Vesting period				1 year
2016 Stock Plan | RSUs (non-vested) | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
2016 Stock Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				10 years
2016 Stock Plan | Stock options | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Vesting period				1 year
2016 Stock Plan | Stock options | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years